INCOME TAXES - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of fiscal year	$ 90	$ 63
Additions based on tax positions taken during current fiscal year	17	52
Additions based on tax positions taken during prior fiscal years	23	0
Decreases based on tax positions taken during prior fiscal years	(28)	(25)
Balance at end of fiscal year	$ 102	$ 90